Other non-financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other non financial liabilities [Line Items]
Other non-financial liabilities	$ 26,142	$ 33,434
Other current non-financial liabilities	74,298,299	71,369,972
Parent [Member] | Dividend Provisioned By Board [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	25,865,201	24,387,190
Parent [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	38,938,475	34,841,553
Parent [Member] | Outstanding Dividend [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	709,790	915,585
Subsidiaries [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	$ 8,758,691	$ 11,192,210